Related Party Balance and Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Balance and Transactions [Abstract]
Schedule of Major Related Parties of the Group and Their Relationships with the Group

The table below sets forth major related parties of the Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Mr. Xi Zeng	Chairman of the board of directors and chief executive officer of the Group
ZX International Ltd.	A company that is controlled by the chief executive officer of the Group
Gefei Chengyun	A limited partnership (“LP”) that the Group has significant influence in
Jiushen and an LP it controls (“Jiushen Group”)	A group that the Group has significant influence in
Shanghai Chongkai Enterprise Management Center (General Partnership) (“Chongkai”)	A general partnership which management or operating policies significantly influenced by the founders and/or management of the Group
Jiuchuan	An LP that the Group has significant influence in
Longshu Tianye	An LP that the Group has significant influence in
Yunde	An LP that the Group has significant influence in
Deyan	An LP that the Group has significant influence in
Detong	An LP that the Group has significant influence in
Derong	An LP that the Group has significant influence in
Jiushi	An LP that the Group has significant influence in
Jiaxinda	An LP that the Group has significant influence in
Chunyu	An LP that the Group has significant influence in
Suzhou Tinghaozhu (Note (ii))	A company that the Group has significant influence in
Shanghai Nuancheng	A company that the Group has significant influence in
Duoduo Robot and its subsidiaries (“Duoduo Robot Group”)	A group that the Group has significant influence in
Shanghai Youxi (Note (i))	A company that the Group has significant influence in
Duo Concierge (Note (iii))	A company that the Group has significant influence in

(i)	Shanghai Youxi was considered as a related party of the Group from March 24, 2025. Transactions between the Group and Shanghai Youxi after March 24, 2025 are disclosed as related party transactions.

(ii)	Suzhou Tinghaozhu was considered as a related party of the Group from October 31, 2024. In May 2025, the Group completed the acquisition of Suzhou Tinghaozhu and it became a consolidated subsidiary of the Group. Transactions between the Group and Suzhou Tinghaozhu from the period of November 1, 2024 and May 6, 2025 are disclosed as related party transactions.

(iii)	Duo Concierge was considered as a related party of the Group from November 21, 2024. In April 2026, the Group completed the acquisition of Duo Concierge and it became a consolidated subsidiary of the Group. Transactions between the Group and Duo Concierge from the period of November 21, 2024 and April 1, 2026 are disclosed as related party transactions.

Schedule of Transactions with Related Parties
	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Services provided to related parties
Duoduo Robot Group	55	—
Shanghai Nuancheng	57	—
Shanghai Youxi	75	—
Total	187	—

As of December 31, 2025 and June 30, 2026, the Group had the following balances with related parties:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Amounts due from related parties
Accounts receivables
Shanghai Nuancheng	180	240
Duoduo Robot Group	395	475
Shanghai Youxi	167	227
	742	942
Other receivables
Duoduo Robot Group	3,720	3,720
Shanghai Nuancheng	8	8
Duo Concierge (Note 22(a))	355	Not applicable
Mr. Xi Zeng	2,022	2,639
ZX International Ltd.	162	—
	6,267	6,367
Total	7,009	7,309
	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Amounts due to related parties
Payables for income shared under Non-Group Collaborative Agreements (Note 1(c))
Jiushen Group	242	—
Longshu Tianye	10,140	10,140
Detong	3,274	3,274
	13,656	13,414
Payables for Base Commission Income shared with related parties under Exclusive Sales Contracts without Sales Commitment Arrangement
Jiushen Group	495	369
	495	369
Other payables
Chongkai	2,934	—
Deyan	10	50
Shanghai Nuancheng	73	74
Duo Concierge (Note 22(a))	35	Not applicable
	3,052	124
Total	17,203	13,907